Income Tax (Tables)	12 Months Ended
Oct. 31, 2025
Income Tax [Abstract]
Schedule of Income Taxes PRC

Income taxes in the PRC are consist of:

	Year Ended
	October 31, 2025	October 31, 2024	October 31, 2023
Current income tax expense	307,317	336,325	363,264
Deferred income tax benefit	(26,671)	(21,465)	(33,737)
Total income tax expense (benefit)	280,646	314,860	329,527

Schedule of Net Taxable Income Before Income Taxes

The net taxable income before income taxes and its provision for income taxes comprised of the following:

	Year Ended
	October 31, 2025	October 31, 2024	October31, 2023
Income before income tax expenses	(24,084,107)	793,421	1,181,569
PRC statutory tax rate	25%	25%	25%
Income tax expense at PRC statutory income tax rate	(6,021,026)	198,356	295,393
Effect of different tax jurisdiction	6,202,101	—	—
Tax effect of preferential tax treatments	7,391	112,241	4,375
Research and development credit	(45,429)	(5,507)	(4,632)
Non-deductible expenses	3,078	2,510	48,158
Change in valuation allowance	134,531	7,260	(13,767)
Tax expense (benefit), net	280,646	314,860	329,527

Schedule of Deferred Tax Assets

Deferred tax assets consist of the following:

	As of
	October 31, 2025	October 31, 2024	October 31, 2023
Net operating losses carried forward in the PRC	138,115	85,404	77,818
Allowance of expected credit loss	81,598	56,310	33,830
Allowance for inventory	1,759	—	—
Total	221,472	141,714	111,648
Less: Valuation allowance	(138,115)	(85,404)	(77,818)
Deferred tax assets, net	83,357	56,310	33,830